UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336
                                   ---------

                     Franklin Templeton International Trust
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

      Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area
code: (650) 312-2000
      --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 4/30/04
                          -------

      Item 1. Reports to Stockholders.

                                 APRIL 30, 2004





A series of Franklin Templeton International Trust



[GRAPHIC OMITTED]

        SEMIANNUAL REPORT AND SHAREHOLDER LETTER                   INTERNATIONAL



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

                                TEMPLETON FOREIGN
                             SMALLER COMPANIES FUND

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                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

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Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER ............................   1

SEMIANNUAL REPORT

Templeton Foreign Smaller
Companies Fund ................................   3

Performance Summary ...........................   7

Financial Highlights and
Statement of Investments ......................  10

Financial Statements ..........................  18

Notes to Financial Statements .................  22

Proxy Voting Policies and Procedures ..........  29




Semiannual Report

Templeton Foreign Smaller
Companies Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies -- those with market capitalizations of less than $2 billion at the time of purchase -- located outside the United States, including emerging markets.




[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 4/30/04
Asia                                                    36.3%
Europe                                                  35.9%
North America                                           12.4%
Australia & New Zealand                                  7.6%
Latin America                                            4.1%
Middle East & Africa                                     0.7%
Short-Term Investments & Other Net Assets                3.0%


This semiannual report for Templeton Foreign Smaller Companies Fund covers the period ended April 30, 2004.

PERFORMANCE OVERVIEW

Templeton Foreign Smaller Companies Fund - Class A posted a +9.82% cumulative total return for the six-month period ended April 30, 2004. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, which returned 12.58% over the same period. 1 Perhaps more relevantly, however, the Fund also underperformed the S&P/Citigroup (formerly Salomon Brothers) Global ex-U.S. less than $2 Billion Index, which had a 14.64% cumulative total return over the reporting period. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.


ECONOMIC AND MARKET OVERVIEW

During the six months ended April 30, 2004, global economic growth continued. China's strong pace of growth (9.1% in 2003) was a main engine in the



1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

2. Source: Standard & Poor's Micropal. The S&P/Citigroup Global ex-U.S. less than $2 Billion Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.




                                                           Semiannual Report | 3
current global economic recovery. Supported by China's strong demand, Japan's economy grew at its fastest rate in years. In the U.S., economic growth was solid as the employment situation improved and corporate spending accelerated. In contrast, economic growth in continental Europe continued to lag. However, recent figures on German machinery orders and the euro zone business climate index suggest that economic activity has been accelerating.

In early 2004, investors extended the rally in global equity markets that had begun in March 2003. Adequate liquidity, reasonably solid economic growth, and higher corporate earnings remained pillars for the extended rally. However, investor focus shifted to potential problem areas of inflation, interest rate increases and terrorist activity toward the end of the reporting period. Investors also began to question the sustainability of China's economic expansion and by extension of cyclical sectors such as materials and industrials, whose strong stock market performance in 2003 was directly linked to China's rising demand for industrial commodities. Prices for aluminum, silver, zinc and copper contracts declined modestly over the past couple of months yet remained higher than 2003 year-end levels. As of April 30, 2004, aluminum contracts were 26% higher than a year ago, silver 27%, zinc 35%, and copper 69%. 3

So far in 2004, many financial and technology-related stocks have given back part of last year's substantial gains. A combination of interest rate-increase expectations (rates have already increased in the U.K., Australia and New Zealand), China's potential slowdown, and valuations that in certain cases had become difficult to justify on a fundamental basis, help explain the recent decline in global stock prices. Despite this, as of April 30, 2004, most countries' local stock market indexes remained above or close to their 2003 year-end levels.

The Nikkei 225 Stock Average reflected investor confidence in Japan's economic recovery as the index increased 11.51% in U.S. dollar terms for the reporting period. 4 Other markets that performed well during the period include several emerging markets in Asia and Latin America. These markets benefited from the global economic recovery and investor interest in the asset class, as have small capitalization stocks, which outperformed their larger counterparts on a global basis.



3. Source: Reuters, Commodity Research Bureau; London Metal Exchange.

4. Source: Standard & Poor's Micropal. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.



4 |  Semiannual Report

INVESTMENT STRATEGY

We take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting future earnings and cash flow growth potential. We look to invest in those companies selling at the lowest level relative to our expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.


MANAGER'S DISCUSSION

Overall the Fund's results were aided by small capitalization stocks' outperformance of larger company stocks. Within the portfolio, a number of our holdings performed particularly well, with the greatest contributions from India's Tata Motors, which saw continued strong operating performance amid a robust Indian stock market; Hong Kong's Giordano International, which benefited from improving retail sales trends; and the Netherlands' OPG Groep. In addition, the Fund benefited from Philippine Long Distance Telephone; Wienerberger, an Austrian building and construction company; and Athlon Holding, of the Netherlands.

On the other hand, the Fund was not immune to sharp share price declines among several holdings. Most notable among stocks that detracted from our overall performance were Denmark's Vestas Wind Systems, U.K. companies Yule Catto and Avis Europe, and Australia's Mayne Group, Iluka Resources and Sons of Gwalia.

We believe that our focus on company fundamentals as the basis for stock selection is the correct approach in the current economic environment and in volatile markets. In addition, given the significant divergence in valuations between small capitalization and large capitalization companies at period-end, we were convinced that there remained tremendous upside potential for foreign smaller company stocks. We continued to focus our search on companies able to avert the threat of small business pricing pressure by focusing on value-added rather than commodity-oriented products.






TOP 10 SECTORS/INDUSTRIES
4/30/04

----------------------------------------------------
                                         % OF TOTAL
                                          NET ASSETS
----------------------------------------------------
  Commercial Banks                            7.8%
----------------------------------------------------
  Commercial Services & Supplies              7.5%
----------------------------------------------------
  Textiles, Apparel & Luxury Goods            5.4%
----------------------------------------------------
  Electronic Equipment & Instruments          5.1%
----------------------------------------------------
  Machinery                                   4.2%
----------------------------------------------------
  Electrical Equipment                        4.1%
----------------------------------------------------
  Media                                       3.8%
----------------------------------------------------
  Household Durables                          3.7%
----------------------------------------------------
  Automobiles                                 3.2%
----------------------------------------------------
  Hotels, Restaurants & Leisure               2.6%
----------------------------------------------------

TOP 10 EQUITY HOLDINGS
4/30/04

----------------------------------------
  COMPANY                  % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY NET ASSETS
----------------------------------------
  ATI Technologies Inc.          2.2%
   COMPUTERS & PERIPHERALS, CANADA
----------------------------------------
  Transcontinental Inc., A & B   2.1%
   COMMERCIAL SERVICES & SUPPLIES,
   CANADA
----------------------------------------
  Tata Motors Ltd.               2.0%
   AUTOMOBILES, INDIA
----------------------------------------
  Giordano International Ltd.    1.8%
   SPECIALTY RETAIL, HONG KONG
----------------------------------------
  Halla Climate Control Co. Ltd. 1.8%
   ELECTRICAL EQUIPMENT, SOUTH KOREA
----------------------------------------
  North West Company Fund        1.7%
   DIVERSIFIED FINANCIAL SERVICES,
   CANADA
----------------------------------------
  Laurentian Bank of Canada      1.7%
   COMMERCIAL BANKS, CANADA
----------------------------------------
  Daegu Bank Co. Ltd.            1.6%
   COMMERCIAL BANKS, SOUTH KOREA
----------------------------------------
  OPG Groep NV                   1.6%
   HEALTH CARE PROVIDERS & SERVICES,
   NETHERLANDS
----------------------------------------
  Amer Group Ltd., A             1.5%
   LEISURE EQUIPMENT & PRODUCTS, FINLAND
----------------------------------------

                                                           Semiannual Report | 5

Thank you for your continued participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.





[PHOTO OMITTED]
/S/Simon Rudolph

Simon Rudolph, ACA
Portfolio Manager
Templeton Foreign Smaller Companies Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report

Performance Summary as of 4/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                        CHANGE    4/30/04     10/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$1.54     $18.55       $17.01
--------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                    $0.1238
--------------------------------------------------------------------------------
  CLASS B                                        CHANGE    4/30/04     10/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$1.51     $18.26       $16.75
--------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                    $0.0612
--------------------------------------------------------------------------------
  CLASS C                                        CHANGE    4/30/04     10/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$1.52     $18.31       $16.79
--------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                    $0.0569
--------------------------------------------------------------------------------
  ADVISOR CLASS                                  CHANGE    4/30/04     10/31/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                          +$1.56     $18.60       $17.04
--------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/03-4/30/04)
--------------------------------------------------------------------------------
  Dividend Income                    $0.1471
--------------------------------------------------------------------------------



     Semiannual Report | Past performance does not guarantee future results. | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------------
                                                                                    SINCE CHANGES IN
                                                                                   INVESTMENT POLICIES
  CLASS A                            6-MONTH      1-YEAR       5-YEAR      10-YEAR     (10/1/96) 5
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1           +9.82%     +48.79%      +45.95%     +110.85%        +71.75%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2       +3.50%     +40.22%       +6.59%       +7.11%         +6.56%
--------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3      $10,350     $14,022      $13,758      $19,873        $16,183
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4             +59.28%       +9.34%       +7.57%         +7.13%
--------------------------------------------------------------------------------------------------------
  CLASS B                                        6-MONTH       1-YEAR       5-YEAR   INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                       +9.46%      +47.81%      +40.42%        +57.24%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                   +5.46%      +43.81%       +6.72%         +5.84%
--------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                  $10,546      $14,381      $13,842        $15,624
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                          +63.66%       +9.46%         +9.61%
--------------------------------------------------------------------------------------------------------
  CLASS C                                        6-MONTH       1-YEAR       5-YEAR   INCEPTION (7/1/98)
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                       +9.47%      +47.84%      +40.26%        +39.28%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                   +8.47%      +46.84%       +7.00%         +8.73%
--------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                  $10,847      $14,684      $14,026        $13,928
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4                          +66.43%       +9.77%         +6.58%
--------------------------------------------------------------------------------------------------------
                                                                                    SINCE CHANGES IN
                                                                                   INVESTMENT POLICIES
  ADVISOR CLASS 6                    6-MONTH      1-YEAR       5-YEAR      10-YEAR     (10/1/96) 5
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1          +10.01%     +49.31%      +47.80%     +116.15%        +76.06%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2      +10.01%     +49.31%       +8.13%       +8.01%         +7.75%
--------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3      $11,001     $14,931      $14,780      $21,615        $17,606
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4 +69.36%     +10.90%       +8.46%      +8.33%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Past performance does not guarantee future results.  |  Semiannual Report

ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, REGULATORY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALL-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.



CLASS A: Prior to 1/1/97, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 10/1/96, the Fund's name was changed from Franklin International Equity Fund to Templeton Foreign Smaller Companies Fund, and the Fund, which until that date invested predominantly in large capitalization foreign equity securities, shifted its emphasis to smaller capitalization foreign equity securities.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +61.74% and +6.78%.



     Semiannual Report | Past performance does not guarantee future results. | 9

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS


TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                     --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       APRIL 30, 2004                  YEAR ENDED OCTOBER 31,
CLASS A                                                 (UNAUDITED)      2003         2002       2001        2000        1999
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $17.01     $12.27       $11.91     $14.42      $14.43      $12.33
                                                     --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .09        .13          .15        .21         .31         .24
 Net realized and unrealized gains (losses) .......           1.57       4.74          .45      (2.18)       (.05)       2.13
                                                     --------------------------------------------------------------------------
Total from investment operations ..................           1.66       4.87          .60      (1.97)        .26        2.37
                                                     --------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.12)      (.13)        (.24)      (.45)       (.27)       (.27)
 Net realized gains ...............................             --         --           --       (.09)         --          --
                                                     --------------------------------------------------------------------------
Total distributions ...............................           (.12)      (.13)        (.24)      (.54)       (.27)       (.27)
                                                     --------------------------------------------------------------------------
Redemption fees ...................................             -- c       -- c         --         --          --          --
                                                     --------------------------------------------------------------------------
Net asset value, end of period ....................         $18.55     $17.01       $12.27     $11.91      $14.42      $14.43
                                                     ==========================================================================

Total return b ....................................          9.82%     39.99%        4.98%   (14.28)%       1.71%      19.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $413,771   $350,507      $71,070    $60,579     $99,179    $102,684
Ratios to average net assets:
 Expenses .........................................          1.63% d    1.52%        1.63%      1.67%       1.58%       1.65%
 Net investment income ............................           .99% d     .91%        1.15%      1.50%       1.99%       1.78%
Portfolio turnover rate ...........................          6.64%      6.37%       27.23%     28.93%      37.22%      18.76%


aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.01 per share.

dAnnualized.





10 |  Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                     --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      APRIL 30, 2004               YEAR ENDED OCTOBER 31,
CLASS B                                                 (UNAUDITED)      2003         2002       2001        2000        1999 d
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $16.75     $12.11       $11.77     $14.28      $14.35      $12.44
                                                     --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .04        .07          .03        .10         .22         .08
 Net realized and unrealized gains (losses) .......           1.53       4.62          .46      (2.17)       (.08)       1.89
                                                     --------------------------------------------------------------------------
Total from investment operations ..................           1.57       4.69          .49      (2.07)        .14        1.97
                                                     --------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.06)      (.05)        (.15)      (.35)       (.21)       (.06)
 Net realized gains ...............................             --         --           --       (.09)         --          --
                                                     --------------------------------------------------------------------------
Total distributions ...............................           (.06)      (.05)        (.15)      (.44)       (.21)       (.06)
                                                     --------------------------------------------------------------------------
Redemption fees ...................................             -- c       -- c         --         --          --          --
                                                     --------------------------------------------------------------------------
Net asset value, end of period ....................         $18.26     $16.75       $12.11     $11.77      $14.28      $14.35
                                                     ==========================================================================

Total return b ....................................          9.46%     38.85%        4.09%   (14.95)%        .91%      15.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................         $5,759     $3,352       $1,691       $550        $482        $201
Ratios to average net assets:
 Expenses .........................................          2.38% e    2.27%        2.38%      2.46%       2.37%       1.99% e
 Net investment income ............................           .24% e     .16%         .40%       .74%       1.42%        .59% e
Portfolio turnover rate ...........................          6.64%      6.37%       27.23%     28.93%      37.22%      18.76%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.01 per share.

dFor the period January 1, 1999 (effective date) to October 31, 1999.

eAnnualized.





                                                          Semiannual Report | 11

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                     --------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       APRIL 30, 2004                   YEAR ENDED OCTOBER 31,
CLASS C                                                 (UNAUDITED)      2003         2002       2001        2000        1999
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $16.79     $12.17       $11.82     $14.33      $14.36      $12.32
                                                     --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .03        .06          .05        .09         .18         .13
 Net realized and unrealized gains (losses) .......           1.55       4.62          .47      (2.17)       (.04)       2.11
                                                     --------------------------------------------------------------------------
Total from investment operations ..................           1.58       4.68          .52      (2.08)        .14        2.24
                                                     --------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.06)      (.06)        (.17)      (.34)       (.17)       (.20)
 Net realized gains ...............................             --         --           --       (.09)         --          --
                                                     --------------------------------------------------------------------------
Total distributions ...............................           (.06)      (.06)        (.17)      (.43)       (.17)       (.20)
                                                     --------------------------------------------------------------------------
Redemption fees ...................................             -- c       -- c         --         --          --          --
                                                     --------------------------------------------------------------------------
Net asset value, end of period ....................         $18.31     $16.79       $12.17     $11.82      $14.33      $14.36
                                                     ==========================================================================

Total return b ....................................          9.47%     38.60%        4.28%   (14.97)%        .94%      18.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................        $14,819    $10,673       $3,904     $1,135        $894        $631
Ratios to average net assets:
 Expenses .........................................          2.38% d    2.28%        2.31%      2.46%       2.36%       2.40%
 Net investment income ............................           .24% d     .15%         .47%       .69%       1.18%        .94%
Portfolio turnover rate ...........................          6.64%      6.37%       27.23%     28.93%      37.22%      18.76%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.01 per share.
dAnnualized.





12 |  Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                     --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       APRIL 30, 2004                    YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                           (UNAUDITED)      2003         2002       2001        2000        1999
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $17.04     $12.29       $11.92     $14.45      $14.45      $12.34
                                                     --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .10        .20          .20        .23         .35         .26
 Net realized and unrealized gains (losses) ........          1.61       4.70          .44      (2.19)       (.05)       2.14
                                                     --------------------------------------------------------------------------
Total from investment operations ...................          1.71       4.90          .64      (1.96)        .30        2.40
                                                     --------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.15)      (.15)        (.27)      (.48)       (.30)       (.29)
 Net realized gains ................................            --         --           --       (.09)         --          --
                                                     --------------------------------------------------------------------------
Total distributions ................................          (.15)      (.15)        (.27)      (.57)       (.30)       (.29)
                                                     --------------------------------------------------------------------------
Redemption fees ....................................            -- c       -- c         --         --          --          --
                                                     --------------------------------------------------------------------------
Net asset value, end of period .....................        $18.60     $17.04       $12.29     $11.92      $14.45      $14.45
                                                     ==========================================================================

Total return b .....................................        10.01%     40.37%        5.24%   (14.11)%       2.01%      19.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $11,060    $25,482      $16,937     $5,059     $10,708      $9,841
Ratios to average net assets:
 Expenses ..........................................         1.38% d    1.27%        1.35%      1.46%       1.38%       1.43%
 Net investment income .............................         1.24% d    1.16%        1.43%      1.67%       2.31%       1.94%
Portfolio turnover rate ............................         6.64%      6.37%       27.23%     28.93%      37.22%      18.76%




aBased on average daily shares outstanding.

bTotal return is not annualized for periods less than one year.

cAmount is less than $0.01 per share.

dAnnualized.





                     Semiannual Report | See notes to financial statements. | 13

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 94.5%
   AUSTRALIA 6.6%
   APN News & Media Ltd. ..........................                   Media                     1,622,755     $  4,605,771
   Billabong Internatational Ltd. .................     Textiles, Apparel & Luxury Goods          819,681        4,498,993
   Iluka Resources Ltd. ...........................              Metals & Mining                1,654,410        4,671,720
   John Fairfax Holdings Ltd. .....................                   Media                     1,991,400        4,817,926
   Promina Group Ltd. .............................                 Insurance                   2,424,560        6,566,305
a  Sons of Gwalia Ltd. ............................              Metals & Mining                2,376,887        4,257,132
                                                                                                              -------------
                                                                                                                29,417,847
                                                                                                              -------------

   AUSTRIA 1.5%
   Wienerberger AG ................................             Building Products                 202,716        6,621,926
                                                                                                              -------------

   BELGIUM 1.2%
   Barco NV .......................................    Electronic Equipment & Instruments          63,220        5,248,124
                                                                                                              -------------

   CANADA 12.4%
a  ATI Technologies Inc. ..........................          Computers & Peripherals              669,170        9,707,283
a  GSI Lumonics Inc. ..............................    Electronic Equipment & Instruments         434,060        5,917,924
   Laurentian Bank of Canada ......................             Commercial Banks                  379,719        7,639,938
a  Legacy Hotels ..................................                Real Estate                    742,622        3,671,936
   Linamar Corp. ..................................              Auto Components                  487,035        4,518,863
   North West Co. Fund ............................      Diversified Financial Services           459,320        7,781,971
   Quebecor World Inc. ............................      Commercial Services & Supplies           223,380        3,833,316
   Torstar Corp., B ...............................                   Media                       139,980        2,849,984
   Transcontinental Inc., A .......................      Commercial Services & Supplies           345,200        5,961,462
   Transcontinental Inc., B .......................      Commercial Services & Supplies           200,000        3,427,740
                                                                                                              -------------
                                                                                                                55,310,417
                                                                                                              -------------

   CHINA 1.6%
a  China Resources Power Co. Ltd. .................            Electric Utilities               9,502,000        5,086,137
   Weiqiao Textile Co., 144A ......................     Textiles, Apparel & Luxury Goods        1,028,000        1,331,162
   Weiqiao Textile Co., Reg S .....................     Textiles, Apparel & Luxury Goods          518,000          670,761
                                                                                                              -------------
                                                                                                                 7,088,060
                                                                                                              -------------

   DENMARK 2.3%
   ISS A/S ........................................      Commercial Services & Supplies            95,407        4,764,356
a  Vestas Wind Systems AS .........................           Electrical Equipment                374,025        5,573,200
                                                                                                              -------------
                                                                                                                10,337,556
                                                                                                              -------------

   FINLAND 4.0%
   Amer Group Ltd., A .............................       Leisure Equipment & Products            140,965        6,686,628
   KCI Konecranes International PLC ...............                 Machinery                      24,105          881,326
   Metso OYJ ......................................                 Machinery                     427,160        5,238,368
   Orion OYJ ......................................              Pharmaceuticals                  202,850        5,215,935
                                                                                                              -------------
                                                                                                                18,022,257
                                                                                                              -------------

   FRANCE .9%
   Galeries Lafayette SA ..........................             Multiline Retail                   22,255        3,913,700
                                                                                                              -------------

   GERMANY 1.4%
   Celesio AG .....................................     Health Care Providers & Services           51,310        2,866,274
   Jenoptik AG ....................................    Semiconductor Equipment & Products         283,372        3,424,107
                                                                                                              -------------
                                                                                                                 6,290,381
                                                                                                              -------------



14 |  Semiannual Report

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 13.7%
   Asia Satellite Telecommunications
    Holdings Ltd. ................................. Diversified Telecommunication Services        594,500     $  1,028,969
   ASM Pacific Technology Ltd. ....................    Semiconductor Equipment & Products       1,253,000        5,188,838
   Bank of East Asia Ltd. .........................             Commercial Banks                  508,852        1,487,452
   Dah Sing Financial Holdings Ltd. ...............             Commercial Banks                  775,600        5,568,553
   Dickson Concepts International Ltd. ............             Specialty Retail                  984,000        1,072,335
   Fountain Set Holdings Ltd. .....................     Textiles, Apparel & Luxury Goods        7,290,000        5,420,908
   Giordano International Ltd. ....................             Specialty Retail               14,090,000        8,083,893
   Hung Hing Printing Group Ltd. ..................          Containers & Packaging             2,816,000        2,130,106
   Lerado Group Holdings Co. Ltd. .................            Household Durables              16,080,000        2,741,916
   Li & Fung Ltd. .................................               Distributors                    970,000        1,511,000
   Moulin International Holdings Ltd. .............             Personal Products               6,489,000        4,534,097
   Ngai Lik Industrial Holding Ltd. ...............            Household Durables              11,734,000        5,303,001
   Techtronic Industries Co. Ltd. .................            Household Durables               2,326,000        6,232,647
   Texwinca Holdings Ltd. .........................     Textiles, Apparel & Luxury Goods        5,091,000        3,785,713
   Wing Lung Bank Ltd. ............................             Commercial Banks                  709,901        5,142,364
   Yue Yuen Industrial Holdings Ltd. ..............     Textiles, Apparel & Luxury Goods          746,000        2,013,295
                                                                                                              -------------
                                                                                                                61,245,087
                                                                                                              -------------

   INDIA 5.8%
   Associated Cement Cos. Ltd. ....................          Construction Materials               827,970        5,212,282
   Gujarat Ambuja Cements Ltd. ....................          Construction Materials               563,280        4,212,883
   Housing Development Finance Corp. Ltd. .........        Thrifts & Mortgage Finance             424,276        5,674,823
   Satyam Computers Services Ltd. .................                IT Services                    271,595        1,959,552
   Tata Motors Ltd. ...............................                Automobiles                    841,850        8,953,293
                                                                                                              -------------
                                                                                                                26,012,833
                                                                                                              -------------

   INDONESIA 1.1%
a  PT Astra International TBK .....................                Automobiles                  7,824,500        5,078,530
                                                                                                              -------------

   ISRAEL .7%
a  Orbotech Ltd. ..................................    Electronic Equipment & Instruments         148,775        3,142,128
                                                                                                              -------------

   ITALY .5%
   Banca Popolare di Verona e Novara SCRL .........             Commercial Banks                  134,365        2,235,658
                                                                                                              -------------

   JAPAN 4.9%
   Hokuetsu Paper Mills Ltd. ......................          Paper & Forest Products              952,000        5,193,276
   Japan Airport Terminal Co. Ltd. ................       Transportation Infrastructure           528,000        5,071,633
   Kurita Water Industries Ltd. ...................                 Machinery                      75,000          923,610
   Meitec Corp. ...................................      Commercial Services & Supplies           120,800        4,258,185
   Ono Pharmaceutical Co. Ltd. ....................              Pharmaceuticals                   32,000        1,374,473
   Sohgo Security Services Co. Ltd. ...............      Commercial Services & Supplies           255,400        3,413,665
   Tokyo Individualized Educational
    Institute Inc. ................................      Commercial Services & Supplies           120,500        1,498,129
                                                                                                              -------------
                                                                                                                21,732,971
                                                                                                              -------------

   LUXEMBOURG .7%
a  Thiel Logistik AG ..............................                IT Services                    483,229        3,023,802
                                                                                                              -------------

   MEXICO 2.6%
   Grupo Aeroportuario del Sureste SA de CV, ADR ..       Transportation Infrastructure           304,645        5,955,810
   Grupo Continental SA ...........................                 Beverages                   3,048,759        5,600,921
                                                                                                              -------------
                                                                                                                11,556,731
                                                                                                              -------------



                                                          Semiannual Report | 15

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NETHERLANDS 7.0%
   Aalberts Industries NV .........................                 Machinery                      90,682     $  2,712,199
   Arcadis NV .....................................        Construction & Engineering             194,545        2,672,603
   Athlon Holding NV ..............................             Consumer Finance                  208,840        4,305,980
a  Draka Holding NV ...............................           Electrical Equipment                 64,640        1,177,809
   IHC Caland NV ..................................        Energy Equipment & Services             44,400        2,091,196
   Oce NV .........................................            Office Electronics                 285,900        4,815,266
   OPG Groep NV ...................................     Health Care Providers & Services          145,850        6,932,333
   Vedior NV ......................................      Commercial Services & Supplies           435,590        6,328,639
                                                                                                              -------------
                                                                                                                31,036,025
                                                                                                              -------------

   NEW ZEALAND 1.0%
   Fisher & Paykel Healthcare Corp. Ltd. ..........     Health Care Equipment & Supplies          526,790        4,283,596
                                                                                                              -------------

   PHILIPPINES .9%
a  Philippine Long Distance
    Telephone Co. ................................. Diversified Telecommunication Services        199,170        3,841,136
                                                                                                              -------------

   SINGAPORE 1.7%
   OSIM International Ltd. ........................             Personal Products               5,547,600        3,814,800
   Want Want Holdings Ltd. ........................               Food Products                 3,694,000        3,952,580
                                                                                                              -------------
                                                                                                                 7,767,380
                                                                                                              -------------

   SOUTH KOREA 5.7%
   Bank of Pusan ..................................             Commercial Banks                  952,285        5,543,194
   Dae Duck Electronics Co. Ltd. ..................    Electronic Equipment & Instruments         455,153        4,635,512
   Daegu Bank Co. Ltd. ............................             Commercial Banks                1,219,885        6,996,912
   Halla Climate Control Co. Ltd. .................           Electrical Equipment                100,650        8,063,323
                                                                                                              -------------
                                                                                                                25,238,941
                                                                                                              -------------

   SPAIN 1.2%
   Sol Melia SA ...................................       Hotels Restaurants & Leisure            635,845        5,396,527
                                                                                                              -------------

   SWEDEN 2.3%
   D. Carnegie & Co. AB ...........................              Capital Markets                  520,863        5,556,726
   Observer AB ....................................                   Media                     1,127,565        4,501,729
                                                                                                              -------------
                                                                                                                10,058,455
                                                                                                              -------------

   SWITZERLAND 4.7%
   Gurit Heberlein AG, Br. ........................                 Chemicals                       6,050        4,913,350
   Kuoni Reisen Holding AG, B .....................       Hotels Restaurants & Leisure             15,450        6,017,469
   SIG Holding AG .................................                 Machinery                      29,280        4,968,070
   Vontobel Holding AG ............................              Capital Markets                  224,550        4,857,803
                                                                                                              -------------
                                                                                                                20,756,692
                                                                                                              -------------

   TAIWAN .9%
   Compal Electronics Inc. ........................          Computers & Peripherals            1,367,580        1,539,660
   Taiwan Fu Hsing ................................            Household Durables               2,657,000        2,367,465
                                                                                                              -------------
                                                                                                                 3,907,125
                                                                                                              -------------




16 |  Semiannual Report

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 7.2%
   Avis Europe PLC ................................                Road & Rail                  2,033,080     $  3,533,283
   Bodycote International PLC .....................                 Machinery                   1,195,195        3,147,481
   Bodycote International PLC, 144A ...............                 Machinery                     298,798          786,868
   Burberry Group PLC, 144A .......................     Textiles, Apparel & Luxury Goods          254,200        1,746,808
   Geest PLC ......................................               Food Products                   525,473        4,838,657
   John Wood Group ................................        Energy Equipment & Services          1,852,096        4,647,483
   Laird Group PLC ................................    Electronic Equipment & Instruments         710,060        3,972,760
   Kidde PLC ......................................           Electrical Equipment              1,753,535        3,482,815
   Novar PLC ......................................             Building Products               1,931,003        4,434,561
   Yule Catto & Co. PLC ...........................                 Chemicals                     412,280        1,663,304
                                                                                                              -------------
                                                                                                                32,254,020
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $310,209,474) ........                                                            420,817,905
                                                                                                              -------------

   PREFERRED STOCKS 2.5%
   BRAZIL 1.5%
   Aracruz Celulose SA, ADR, pfd. .................          Paper & Forest Products              160,565        4,999,994
   Telemig Celular Participacoes SA,
    ADR, pfd. .....................................    Wireless Telecommunication Services         51,478        1,575,227
                                                                                                              -------------
                                                                                                                 6,575,221
                                                                                                              -------------

   GERMANY 1.0%
   Hugo Boss AG, pfd. .............................     Textiles, Apparel & Luxury Goods          199,210        4,427,420
                                                                                                              -------------
   TOTAL PREFERRED STOCKS (COST $7,404,933) .......                                                             11,002,641
                                                                                                              -------------
   TOTAL LONG TERM INVESTMENTS (COST $317,614,407)                                                             431,820,546
                                                                                                              -------------

                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------

   SHORT TERM INVESTMENTS (COST $16,598,755) 3.7%
   Federal Home Loan Bank, 0.90%, 5/03/04 .........                                           $16,600,000       16,598,755
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $334,213,162) 100.7% ...                                                            448,419,301
   OTHER ASSETS, LESS LIABILITIES (.7)% ...........                                                             (3,009,828)
                                                                                                              -------------
   NET ASSETS 100.0% ..............................                                                           $445,409,473
                                                                                                              =============





aNon-income producing.




                     Semiannual Report | See notes to financial statements. | 17

Franklin Templeton International Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)


                                                                ----------------
                                                                  TEMPLETON
                                                                FOREIGN SMALLER
                                                                COMPANIES FUND
                                                                ----------------
Assets:
 Investments in securities:
  Cost .......................................................   $334,213,162
                                                                ================
  Value ......................................................    448,419,301
 Cash ........................................................          5,900
 Receivables:
  Capital shares sold ........................................      1,198,736
  Dividends ..................................................      1,398,555
                                                                ----------------
      Total assets ...........................................    451,022,492
                                                                ----------------
Liabilities:
 Payables:
  Investment securities purchased ............................        352,167
  Capital shares redeemed ....................................      1,245,862
  Affiliates .................................................        878,417
  Deferred tax liability (Note 1f) ...........................      2,979,500
  Shareholders ...............................................         55,963
 Other liabilities ...........................................        101,110
                                                                ----------------
      Total liabilities ......................................      5,613,019
                                                                ----------------
        Net assets, at value .................................   $445,409,473
                                                                ================
Net assets consist of:
 Undistributed net investment income (loss) ..................   $   (638,755)
 Net unrealized appreciation (depreciation) ..................    111,209,899
 Accumulated net realized gain (loss) ........................      2,512,471
 Capital shares ..............................................    332,325,858
                                                                ----------------
        Net assets, at value .................................   $445,409,473
                                                                ================




18 |  Semiannual Report

Franklin Templeton International Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2004 (unaudited)


                                                                         ----------------
                                                                            TEMPLETON
                                                                         FOREIGN SMALLER
                                                                          COMPANIES FUND
                                                                         ----------------
CLASS A:
 Net assets, at value ..................................................  $413,771,047
                                                                         ================
 Shares outstanding ....................................................    22,300,284
                                                                         ================
 Net asset value per share a ...........................................        $18.55
                                                                         ================
 Maximum offering price per share (net asset value per share / 94.25%) .        $19.68
                                                                         ================
CLASS B:
 Net assets, at value ..................................................    $5,758,745
                                                                         ================
 Shares outstanding ....................................................       315,289
                                                                         ================
 Net asset value and maximum offering price per share a ................        $18.26
                                                                         ================
CLASS C:
 Net assets, at value ..................................................   $14,819,458
                                                                         ================
 Shares outstanding ....................................................       809,159
                                                                         ================
 Net asset value and maximum offering price per share a ................        $18.31
                                                                         ================
ADVISOR CLASS:
 Net assets, at value ..................................................   $11,060,223
                                                                         ================
 Shares outstanding ....................................................       594,781
                                                                         ================
 Net asset value and maximum offering price per share b ................        $18.60
                                                                         ================



aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

bRedemption price is equal to net asset value less any applicable redemption fees retained by the Fund.





                     Semiannual Report | See notes to financial statements. | 19

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the six months ended April 30, 2004 (unaudited)


                                                                                ---------------
                                                                                  TEMPLETON
                                                                                FOREIGN SMALLER
                                                                                COMPANIES FUND
                                                                                ---------------
Investment income:
 (net of foreign taxes of $631,328)
 Dividends ....................................................................  $ 5,603,141
 Interest .....................................................................      153,199
                                                                                ---------------
      Total investment income .................................................    5,756,340
                                                                                ---------------
Expenses:
 Management fees (Note 3) .....................................................    1,934,113
 Distribution fees (Note 3)
  Class A .....................................................................      495,791
  Class B .....................................................................       24,370
  Class C .....................................................................       65,713
 Transfer agent fees (Note 3) .................................................      907,900
 Custodian fees (Note 4) ......................................................      108,200
 Reports to shareholders ......................................................       19,400
 Registration and filing fees .................................................       38,900
 Professional fees ............................................................       15,200
 Trustees' fees and expenses ..................................................        9,500
 Other ........................................................................        3,800
                                                                                ---------------
      Total expenses ..........................................................    3,622,887
                                                                                ---------------
      Expense paid indirectly (Note 4) ........................................         (449)
                                                                                ---------------
        Net expenses ..........................................................    3,622,438
                                                                                ---------------
          Net investment income ...............................................    2,133,902
                                                                                ---------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments .................................................................    6,284,816
  Foreign currency transactions ...............................................      322,992
                                                                                ---------------
        Net realized gain (loss) ..............................................    6,607,808
                                                                                ---------------
Net unrealized appreciation (depreciation) on:
  Investments .................................................................   31,520,718
  Translation of assets and liabilities denominated in foreign currencies .....      (35,406)
  Deferred taxes (Note 1f) ....................................................   (1,850,341)
                                                                                ---------------
        Net unrealized appreciation (depreciation) ............................   29,634,971
                                                                                ---------------
Net realized and unrealized gain (loss) .......................................   36,242,779
                                                                                ---------------
Net increase (decrease) in net assets resulting from operations ...............  $38,376,681
                                                                                ===============




20 |  See notes to financial statements.  |  Semiannual Report

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended April 30, 2004 (unaudited) and the year ended October 31, 2003


                                                                     -----------------------------------
                                                                             TEMPLETON FOREIGN
                                                                          SMALLER COMPANIES FUND
                                                                     -----------------------------------
                                                                     SIX MONTHS ENDED     YEAR ENDED
                                                                      APRIL 30, 2004   OCTOBER 31, 2003
                                                                     -----------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income (loss) ......................................  $  2,133,902          $  1,762,124
Net realized gain (loss) from investments and foreign
 currency transactions ............................................     6,607,808               720,311
Net unrealized appreciation (depreciation) on
 investments, translation of assets and liabilities
 denominated in foreign currencies, and deferred taxes ............    29,634,971            84,466,964
                                                                     -----------------------------------
Net increase (decrease) in net assets resulting from operations ...    38,376,681            86,949,399
 Distributions to shareholders from:
Net investment income:
 Class A ..........................................................    (2,546,508)           (1,222,824)
 Class B ..........................................................       (13,591)               (7,263)
 Class C ..........................................................       (36,904)              (22,250)
 Advisor Class ....................................................      (221,299)             (226,876)
                                                                     -----------------------------------
 Total distributions to shareholders ..............................    (2,818,302)           (1,479,213)
 Capital share transactions (Note 2):
 Class A ..........................................................    31,914,281           204,282,167
 Class B ..........................................................     2,088,040               848,889
 Class C ..........................................................     3,186,209             4,305,492
 Advisor Class ....................................................   (17,358,728)            1,504,744
                                                                     -----------------------------------
 Total capital share transactions .................................    19,829,802           210,941,292
 Redemption fees (Note 1h) ........................................         6,586                 1,008
Net increase (decrease) in net assets .............................    55,394,767           296,412,486
Net assets:
 Beginning of period ..............................................   390,014,706            93,602,220
                                                                     -----------------------------------
 End of period ....................................................  $445,409,473          $390,014,706
                                                                     ===================================
Undistributed net investment income included in net assets:
 End of period ....................................................  $   (638,755)         $     45,645
                                                                     ===================================




                     Semiannual Report | See notes to financial statements. | 21

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


TEMPLETON FOREIGN SMALLER COMPANIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Smaller Companies Fund (the Fund) is a separate, diversified series of Franklin Templeton International Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks to achieve long-term capital growth by investing, under normal market conditions, at least 80% of its total assets in equity securities of smaller capitalization companies outside the United States. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Debt securities are valued by independent pricing services or market makers under procedures approved by the Board of Trustees. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board Trustees. Short-term securities are valued at amortized cost which approximates current value.

B. FOREIGN CURRENCY TRANSLATION
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.







22 |  Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to the Fund on a specific identification basis.

F. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.







                                                          Semiannual Report | 23

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less, 90 days prior to January 2, 2004, may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                       ------------------------------------------------------------------------
                                             SIX MONTHS ENDED                          YEAR ENDED
                                              APRIL 30, 2004                        OCTOBER 31, 2003
                                       ------------------------------------------------------------------------
                                         SHARES            AMOUNT              SHARES               AMOUNT
                                       ------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ........................   4,908,895        $ 91,201,804        28,797,214         $ 402,750,740
 Shares issued in reinvestment of
 distributions ......................     140,324           2,457,065            85,055             1,139,539
 Shares redeemed ....................  (3,355,152)        (61,744,588)      (14,066,259)         (199,608,112)
                                       ------------------------------------------------------------------------
 Net increase (decrease) ............   1,694,067        $ 31,914,281        14,816,010         $ 204,282,167
                                       ========================================================================
CLASS B SHARES:
 Shares sold ........................     145,729        $  2,656,168            81,294         $   1,118,874
 Shares issued in reinvestment of
 distributions ......................         730              12,625               534                 6,722
 Shares redeemed ....................     (31,321)           (580,753)          (21,348)             (276,707)
                                       ------------------------------------------------------------------------
 Net increase (decrease) ............     115,138        $  2,088,040            60,480         $     848,889
                                       ========================================================================


24 |  Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ------------------------------------------------------------------------
                                             SIX MONTHS ENDED                           YEAR ENDED
                                              APRIL 30, 2004                         OCTOBER 31, 2003
                                          SHARES           AMOUNT              SHARES                AMOUNT
                                       ------------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ........................     261,008        $  4,791,979           517,473          $  6,949,546
 Shares issued in reinvestment of
 distributions ......................       1,806              31,319             1,432                18,202
 Shares redeemed ....................     (89,337)         (1,637,089)         (204,111)           (2,662,256)
                                       ------------------------------------------------------------------------
 Net increase (decrease) ............     173,477        $  3,186,209           314,794          $  4,305,492
                                       ========================================================================
ADVISOR CLASS SHARES:
 Shares sold ........................     276,614        $  5,112,609         3,799,027          $ 53,609,032
 Shares issued in reinvestment of
 distributions ......................       2,673              46,856             4,110                52,489
 Shares redeemed ....................  (1,179,504)        (22,518,193)       (3,686,406)          (52,156,777)
                                       ------------------------------------------------------------------------
 Net increase (decrease) ............    (900,217)       $(17,358,728)          116,731          $  1,504,744
                                       ========================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

-------------------------------------------------------------------------------------------
  ENTITY                                                           AFFILIATION
-------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                               Investment manager
  Franklin/Templeton Distributors, Inc. (Distributors)             Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services)    Transfer agent

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
         1.00%               First $100 million
         0.90%               Over $100 million, up to and including $250 million
         0.80%               Over $250 million, up to and including $500 million
         0.75%               Over $500 million

Under a subadvisory agreement, Templeton Investment Counsel, LLC (TIC) provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under an agreement with TIC, Templeton Asset Management Ltd. (TAML) provides subadvisory services to TIC and receives from TIC fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.





                                                          Semiannual Report | 25

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distributors has advised the Fund it paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the period of $99,207 and $12,824, respectively.

The Fund paid transfer agent fees of $907,900, of which $438,060 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES
At April 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                                         $336,661,401
                                                            -------------
Unrealized appreciation                                     $115,876,178
Unrealized depreciation                                       (4,118,278)
                                                            -------------
Net unrealized appreciation (depreciation)                  $111,757,900
                                                            =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized losses differ for financial statement and tax purposes primarily due to different treatment of wash sales and foreign currency transactions.

At October 31, 2003, the Fund had tax basis capital losses of $4,074,780 which may be carried over to offset future capital gains. Such losses expire in 2009.


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended April 30, 2004 aggregated $74,375,006 and $26,899,864, repectively.









26 |  Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND


7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Trust's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.





                                                          Semiannual Report | 27

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.





28 |  Semiannual Report

Franklin Templeton International Trust

PROXY VOTING POLICIES AND PROCEDURES


TEMPLETON FOREIGN SMALLER COMPANIES FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





                                                          Semiannual Report | 29

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

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10




1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders as well as select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8.Portfolio of insured municipal securities.

9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                          Not part of the semiannual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.







SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON FOREIGN
SMALLER COMPANIES FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



191 S2004 06/04




                                 APRIL 30, 2004





A series of Franklin Templeton International Trust



[GRAPHIC OMITTED]

    SEMIANNUAL REPORT AND SHAREHOLDER LETTER                              GLOBAL



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

                                    TEMPLETON
                             GLOBAL LONG-SHORT FUND

[GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER .............................   1


SEMIANNUAL REPORT

Templeton Global Long-Short Fund ...............   3

Performance Summary ............................  10

Financial Highlights and
Statement of Investments .......................  12



Financial Statements ...........................  18

Notes to Financial Statements ..................  21

Proxy Voting Policies and Procedures ...........  28

Semiannual Report

Templeton Global Long-Short Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Global Long-Short Fund seeks capital appreciation in up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world.




This semiannual report for Templeton Global Long-Short Fund covers the period ended April 30, 2004.


PERFORMANCE OVERVIEW

For the six months under review, Templeton Global Long-Short Fund - Class A posted a +4.49% cumulative total return. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index (the Index), which posted an 8.67% total return for the same period. 1 Since its inception on July 31, 2001, the Fund has posted a cumulative total return of 11.80% compared with 2.24% for the Index. 1 The Fund's relative volatility, as measured by the annualized standard deviation of monthly returns, continued to be low at just 6.37% for the reporting period. You can find the Fund's long-term performance data in the Performance Summary beginning on page 10.


ECONOMIC AND MARKET OVERVIEW

During the six months ended April 30, 2004, global economic growth continued. China's strong pace of growth (9.1% in 2003) was a main engine in the current global economic recovery. Supported by China's strong demand, Japan's economy grew at its fastest rate in years. In the U.S., economic growth was solid as the employment situation improved and corporate spending accelerated. In contrast, economic growth in continental Europe continued to lag. However, recent figures on German machinery orders and the euro zone business climate index suggest that economic activity has been accelerating.







1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                           Semiannual Report | 3

In early 2004, investors extended the rally in global equity markets that had begun in March 2003. Adequate liquidity, reasonably solid economic growth, and higher corporate earnings remained pillars for the extended rally. However, investor focus shifted to potential problem areas of inflation, interest rate increases and terrorist activity toward the end of the reporting period. Investors also began to question the sustainability of China's economic expansion and by extension of cyclical sectors such as materials and industrials, whose strong stock market performance in 2003 was directly linked to China's rising demand for industrial commodities. Prices for aluminum, silver, zinc and copper contracts declined modestly over the past couple of months yet remained higher than 2003 year-end levels. As of April 30, 2004, aluminum contracts were 26% higher than a year ago, silver 27%, zinc 35%, and copper 69%. 2

So far in 2004, many financial and technology-related stocks have given back part of last year's substantial gains. A combination of interest rate-increase expectations (rates have already increased in the U.K., Australia and New Zealand), China's potential slowdown, and valuations that in certain cases had become difficult to justify on a fundamental basis, help explain the recent decline in global stock prices. Despite this, as of April 30, 2004, most countries' local stock market indexes remained above or close to their 2003 year-end levels.

The Nikkei 225 Stock Average reflected investor confidence in Japan's economic recovery as the index increased 11.51% in U.S. dollar terms for the reporting period. 3 Other markets that performed well during the period include several emerging markets in Asia and Latin America. These markets benefited from the global economic recovery and investor interest in the asset class, as have small capitalization stocks, which outperformed their larger counterparts on a global basis.


INVESTMENT STRATEGY

Our investment philosophy is that a combination of long and short equity positions can reduce overall volatility and has the potential to provide positive returns in either up or down markets. We apply a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. For our long positions, we seek stock from companies we believe have strong fundamentals or valuable assets that we think are overlooked by the market. Among



2. Source: Reuters, Commodity Research Bureau; London Metal Exchange.
3. Source: Standard & Poor's Micropal. The Nikkei 225 Stock Average is a price-weighted index that measures the performance of 225 leading stocks traded on the Tokyo Stock Exchange.

4 |  Semiannual Report

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 4/30/04

------------------------------------------------------------------------------
                                             % OF TOTAL               # OF
                                             NET ASSETS             POSITIONS
------------------------------------------------------------------------------
   Long Equity Securities                       68.9%                  65
------------------------------------------------------------------------------
   Short Equity Securities                     -15.1%                  14
------------------------------------------------------------------------------
   NET EQUITY EXPOSURE                          53.8% (LONG)
------------------------------------------------------------------------------


our short positions, our strategy is to short the stocks of companies we believe are overvalued by the market where we see the potential for share price decline.


MANAGER'S DISCUSSION

At period-end, the Fund's overall exposure, as a percentage of total net assets, was 68.9% long and 15.1% short, for a 53.8% net long equity exposure and gross equity exposure of 84.0%. Fund performance during the period under review was varied across most sectors and regions. However, positive contributions from our information technology and telecommunication services holdings stood out because of the portfolio's considerable net long overweightings in these sectors compared with the Index. In addition, the Fund benefited from its ability to invest in emerging markets, which are not included in the Index. Although contributing positively to Fund returns during the reporting period, our net long underweighted exposure to North America and the financials sector partially resulted in the Fund's relative underperformance versus the Index. Our underweighted net long exposure to health care was the largest detractor from Fund returns during the period.

The Fund's net long emerging markets exposure outperformed the Index and boosted Fund returns. Related holdings were diversified across India, Israel, Mexico, South Africa, South Korea, Taiwan and Thailand. We grew more interested in emerging markets because of short-term cyclical growth derived from their exposure to a possible synchronized global economic recovery, potential long-term secular growth based on demographics, improving fundamentals and relatively low valuations. South Korea, representing the Fund's largest emerging markets country exposure at period-end, still exhibited compelling valuations, with the MSCI South Korea Index trading at only 9.8 times Morgan Stanley's 2004 earnings estimate. Strong export growth remained the key driver of South Korea's recovery. Samsung Electronics, a strong performer during the period under review, remained one of our core long emerging markets holdings due to



                                                           Semiannual Report | 5

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 4/30/04

--------------------------------------------------------------------------------
                                                                      NET EQUITY
                                              LONG %       SHORT %    EXPOSURE %
--------------------------------------------------------------------------------
   Metals & Mining                             7.4%        0.0%         7.4%
--------------------------------------------------------------------------------
   Diversified Telecommunication Services      5.8%        0.0%         5.8%
--------------------------------------------------------------------------------
   Commercial Banks                            5.2%        0.0%         5.2%
--------------------------------------------------------------------------------
   Oil & Gas                                   4.9%        0.0%         4.9%
--------------------------------------------------------------------------------
   Media                                       4.1%        0.0%         4.1%
--------------------------------------------------------------------------------
   Insurance                                   4.0%       -0.3%         3.7%
--------------------------------------------------------------------------------
   IT Services                                 3.5%       -0.8%         2.7%
--------------------------------------------------------------------------------
   Pharmaceuticals                             2.6%        0.0%         2.6%
--------------------------------------------------------------------------------
   Industrial Conglomerates                    2.5%        0.0%         2.5%
--------------------------------------------------------------------------------
   Aerospace & Defense                         2.4%        0.0%         2.4%
--------------------------------------------------------------------------------
   Household Durables                          2.6%       -0.5%         2.1%
--------------------------------------------------------------------------------
   Software                                    2.0%        0.0%         2.0%
--------------------------------------------------------------------------------
   Commercial Services & Supplies              1.9%        0.0%         1.9%
--------------------------------------------------------------------------------
   Electrical Equipment                        1.8%        0.0%         1.8%
--------------------------------------------------------------------------------
   Food Products                               1.5%        0.0%         1.5%
--------------------------------------------------------------------------------
   Road & Rail                                 1.5%        0.0%         1.5%
--------------------------------------------------------------------------------
   Semiconductor Equipment & Products          1.5%        0.0%         1.5%
--------------------------------------------------------------------------------
   Computers & Peripherals                     1.1%        0.0%         1.1%
--------------------------------------------------------------------------------
   Wireless Telecommunication Services         1.1%        0.0%         1.1%
--------------------------------------------------------------------------------
   Auto Components                             1.0%        0.0%         1.0%
--------------------------------------------------------------------------------
   Electronic Equipment & Instruments          1.0%        0.0%         1.0%
--------------------------------------------------------------------------------
   Electric Utilities                          1.0%        0.0%         1.0%
--------------------------------------------------------------------------------
   Machinery                                   1.0%        0.0%         1.0%
--------------------------------------------------------------------------------
   Airlines                                    1.2%       -0.3%         0.9%
--------------------------------------------------------------------------------
   Capital Markets                             0.9%        0.0%         0.9%
--------------------------------------------------------------------------------
   Chemicals                                   0.9%        0.0%         0.9%
--------------------------------------------------------------------------------
   Real Estate                                 0.9%        0.0%         0.9%
--------------------------------------------------------------------------------
   Containers & Packaging                      0.8%        0.0%         0.8%
--------------------------------------------------------------------------------
   Automobiles                                 1.0%       -0.5%         0.5%
--------------------------------------------------------------------------------
   Specialty Retail                            1.7%       -1.4%         0.3%
--------------------------------------------------------------------------------
   Food & Staples Retailing                    0.0%       -0.9%        -0.9%
--------------------------------------------------------------------------------
   Thrifts & Mortgage Finance                  0.0%       -0.9%        -0.9%
--------------------------------------------------------------------------------
   Diversified Financial Services              0.0%       -9.5%        -9.5%
--------------------------------------------------------------------------------


6 |  Semiannual Report
improving fundamentals across all divisions, increasing quality as evidenced by large share buybacks, and the company's shares trading at a substantial valuation discount to its global technology peers.

During the period, information technology contributed most to Fund returns. Our exposure to this sector was primarily in overseas markets, which have tended to trade at cheaper valuations with improving fundamentals. Our geographically diversified overseas holdings included Toshiba and Hitachi in Japan, Samsung Electronics in South Korea, and Check Point Software Technologies in Israel. The Fund's holdings were also biased toward information technology services, which have typically traded at lower valuations or pay higher dividends than their information technology peers.

The Fund's overweighted net long telecommunication services exposure outperformed the Index during the six-month period. Our telecommunication services net long holdings were primarily in emerging markets such as South Korea, Mexico and Taiwan. These countries tend to have less competition, higher margins, better free cash flow generation, stronger balance sheets and lower valuations than their developed market peers. However, consistent with our strategy, during the period we added to Nippon Telegraph & Telephone, one of our larger developed market positions, a restructuring company we believed was undervalued and may benefit from an economic recovery.

As stated earlier, our North American holdings' positive performance lagged that of the Index during the six months under review. We attribute the Fund's relative underperformance to our underweighted position in the U.S., which performed well partly because of improving economic data. However, we remained relatively neutral about prospects for U.S. equities due to what we believe are full valuations, poor quality earnings and uncertain earnings growth prospects. At period-end, the Standard & Poor's 500 Composite Index (S&P 500) was trading at 17.3 times 2004 earnings per share according to Morgan Stanley, a premium to the MSCI World Index's 16.8 times 2004 earnings per share. 4 In applying our rigorous investment strategy, we identified a large number of short opportunities in the U.S. and held a low net exposure domestically.






TOP 10 LONG HOLDINGS
4/30/04

--------------------------------------------------------------
  COMPANY                                          % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                         NET ASSETS
--------------------------------------------------------------
  Nippon Telegraph & Telephone Corp.               1.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES,
   JAPAN
--------------------------------------------------------------
  Shell Transport & Trading Co. PLC                1.8%
   OIL & GAS, U.K.
--------------------------------------------------------------
  XL Capital Ltd., A                               1.8%
   INSURANCE, BERMUDA
--------------------------------------------------------------
  Raytheon Co.                                     1.8%
   AEROSPACE & DEFENSE, U.S.
--------------------------------------------------------------
  Barrick Gold Corp.                               1.8%
   METALS & MINING, CANADA
--------------------------------------------------------------
  BP PLC                                           1.8%
   OIL & GAS, U.K.
--------------------------------------------------------------
  Gartner Inc., A                                  1.5%
   IT SERVICES, U.S.
--------------------------------------------------------------
  Pearson PLC                                      1.5%
   MEDIA, U.K.
--------------------------------------------------------------
  Nestle SA                                        1.5%
   FOOD PRODUCTS, SWITZERLAND
--------------------------------------------------------------
  Avis Europe PLC                                  1.5%
   ROAD & RAIL, U.K.
--------------------------------------------------------------


4. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI World Index. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

                                                           Semiannual Report | 7

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 4/30/04

--------------------------------------------------------------------------------
                                                                     NET EQUITY
--------------------------------------------------------------------------------
   REGION                                   LONG %       SHORT %     EXPOSURE %
--------------------------------------------------------------------------------
   Asia                                      22.8%        -4.3%         18.5%
--------------------------------------------------------------------------------
   Europe                                    20.9%        -2.9%         18.0%
--------------------------------------------------------------------------------
   North America                             17.0%        -7.9%          9.1%
--------------------------------------------------------------------------------
   Australia & New Zealand                    4.8%         0.0%          4.8%
--------------------------------------------------------------------------------
   Middle East & Africa                       2.4%         0.0%          2.4%
--------------------------------------------------------------------------------
   Latin America                              1.0%         0.0%          1.0%
--------------------------------------------------------------------------------


Additionally, the Fund's net long finance sector exposure on April 30, 2004, which was underweighted compared with the Index, contributed to the Fund's relative underperformance. Our finance holdings at period-end were a mix of insurance, real estate, diversified financial services, capital markets, thrifts and mortgage finance, and commercial banks. During the period, our long position in Swiss Reinsurance negatively impacted Fund returns. However, consistent with our strategy, we remained positive on the stock because we believed it stood out as a high quality defensive reinsurance company with the sector's highest return-on-equity potential.

During the six-month period, our net long exposure to the health care sector, which was underweighted compared with the Index, hindered Fund performance. Consistent with our strategy, we remained cautious about this sector in the near term, particularly in the pharmaceuticals industry. Our concerns with pharmaceuticals included a lack of earnings visibility resulting from pipeline pressures, generic competition following loss of patents, an unfavorable political climate arising from European political reforms, and an uncertain U.S. policy on pharmaceuticals depending on the 2004 election outcome.






8 |  Semiannual Report

Thank you for your continued participation in Templeton Global Long-Short Fund. We look forward to serving your future investment needs.







[PHOTO OMITTED]
/S/Dale Winner
Dale Winner, CFA

[PHOTO OMITTED]
/S/Lisa Myers
Lisa Myers, CFA

[PHOTO OMITTED]
/S/Jeffrey A. Everett
Jeffrey A. Everett, CFA

Portfolio Management Team
Templeton Global Long-Short Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




                                                           Semiannual Report | 9

Performance Summary as of 4/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE INFORMATION

----------------------------------------------------------------------------
  CLASS A                         CHANGE           4/30/04         10/31/03
----------------------------------------------------------------------------
  Net Asset Value (NAV)           +$0.47            $11.17           $10.70
----------------------------------------------------------------------------
  CLASS B                         CHANGE           4/30/04         10/31/03
----------------------------------------------------------------------------
  Net Asset Value (NAV)           +$0.43            $10.98           $10.55
----------------------------------------------------------------------------


PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
  CLASS A                               6-MONTH     1-YEAR   INCEPTION (7/31/01)
--------------------------------------------------------------------------------
  Cumulative Total Return 1              +4.49%    +17.31%           +11.80%
--------------------------------------------------------------------------------
  Average Annual Total Return 2          -1.50%    +10.58%            +1.92%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $9,850    $11,058           $10,537
--------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4               +12.25%            +2.90%
--------------------------------------------------------------------------------
  CLASS B                               6-MONTH     1-YEAR   INCEPTION (7/31/01)
--------------------------------------------------------------------------------
  Cumulative Total Return 1              +3.98%    +16.44%            +9.80%
--------------------------------------------------------------------------------
  Average Annual Total Return 2          -0.02%    +12.44%            +2.42%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $9,998    $11,244           $10,680
--------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 4               +14.40%            +3.50%
--------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



10 |  Past performance does not guarantee future results.  |  Semiannual Report

ENDNOTES


THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH THE FUND'S LONG-SHORT INVESTMENT STRATEGY, MARKET CONDITIONS, CURRENCY EXCHANGE RATES AND THE POLITICAL, ECONOMIC AND REGULATORY CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO COVER A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE. THE FUND'S PROSPECTUS ALSO CONTAINS A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable maximum sales charge. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable maximum sales charge.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


    Semiannual Report | Past performance does not guarantee future results. | 11

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS


TEMPLETON GLOBAL LONG-SHORT FUND

                                                                            ---------------------------------------------------
                                                                            SIX MONTHS ENDED
                                                                              APRIL 30, 2004       YEAR ENDED OCTOBER 31,
CLASS A                                                                        (UNAUDITED)       2003        2002        2001 d
                                                                            ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................................         $10.70      $10.17      $10.14      $10.00
                                                                            ---------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ..........................................            .05        (.05)       (.02)       (.01)
 Net realized and unrealized gains (losses) ..............................            .42         .58         .05         .15
                                                                            ---------------------------------------------------
Total from investment operations .........................................            .47         .53         .03         .14
                                                                            ---------------------------------------------------
Net asset value, end of period ...........................................         $11.17      $10.70      $10.17      $10.14
                                                                            ===================================================

Total return b ...........................................................          4.49%       5.21%        .30%       1.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................................       $111,428     $93,194    $109,790     $32,235
Ratios to average net assets:*
 Expenses ................................................................          1.42% c     2.87%       2.59%       2.38% c
 Expenses, excluding waiver and payments by affiliate ....................          1.42% c     2.87%       2.83%       5.26% c
 Net investment income (loss) ............................................           .91% c    (.50)%      (.21)%      (.45)% c
Portfolio turnover rate ..................................................         44.56%     175.68%     196.67%      15.76%
Portfolio turnover rate including short sales ............................          92.6%     471.22%     572.56%     249.61%
*Ratios to average net assets, excluding dividend expense on securities sold short:
  Expenses ...............................................................          1.31% c     2.46%       2.39%       2.37% c
  Expenses, excluding waiver and payments by affiliate ...................          1.31% c     2.46%       2.63%       5.25% c




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge and is not annualized for periods less than one year.

cAnnualized.

dFor the period July 31, 2001 (inception date) to October 31, 2001.





12 |  Semiannual Report

Franklin Templeton International Trust

 TEMPLETON GLOBAL LONG-SHORT FUND

                                                                            ---------------------------------------------------
                                                                            SIX MONTHS ENDED
                                                                              APRIL 30, 2004       YEAR ENDED OCTOBER 31,
CLASS B                                                                        (UNAUDITED)       2003        2002        2001 d
                                                                            ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................................        $10.55      $10.10      $10.13      $10.00
                                                                            ---------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ...........................................           .01        (.12)       (.09)         -- e
 Net realized and unrealized gains (losses) ...............................           .42         .57         .06         .13
                                                                            ---------------------------------------------------
Total from investment operations ..........................................           .43         .45        (.03)        .13
                                                                            ---------------------------------------------------
Net asset value, end of period ............................................        $10.98      $10.55      $10.10      $10.13
                                                                            ===================================================

Total return b ............................................................         3.98%       4.55%      (.30)%       1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................................       $48,043     $46,270     $50,190     $10,489
Ratios to average net assets:*
 Expenses .................................................................         2.11% c     3.57%       3.25%       2.67% c
 Expenses, excluding waiver and payments by affiliate .....................         2.11% c     3.57%       3.49%       5.55% c
 Net investment income (loss) .............................................          .22% c   (1.20)%      (.87)%      (.13)% c
Portfolio turnover rate ...................................................        44.56%     175.68%     196.67%      15.76%
Portfolio turnover rate including short sales .............................         92.6%     471.22%     572.56%     249.61%
*Ratios to average net assets, excluding dividend expense on securities sold short:
  Expenses ................................................................         2.00% c     3.16%       3.05%       2.66% c
  Expenses, excluding waiver and payments by affiliate ....................         2.00% c     3.16%       3.29%       5.54% c




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.

cAnnualized.

dFor the period July 31, 2001 (inception date) to October 31, 2001.

eActual net investment loss per share was $.003.





                     Semiannual Report | See notes to financial statements. | 13

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                INDUSTRY                       SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 68.9%
      AUSTRALIA 4.8%
      Alumina Ltd. ...........................                  Metals & Mining                   644,070     $  2,358,294
      John Fairfax Holdings Ltd. .............                       Media                        940,498        2,275,409
      Qantas Airways Ltd. ....................                     Airlines                       789,299        1,909,604
    b Sons of Gwalia Ltd. ....................                  Metals & Mining                   614,830        1,101,193
                                                                                                              -------------
                                                                                                                 7,644,500
                                                                                                              -------------

      BERMUDA 1.8%
    a XL Capital Ltd., A .....................                     Insurance                       37,850        2,889,847
                                                                                                              -------------

      CANADA 2.4%
      Barrick Gold Corp. .....................                  Metals & Mining                   145,685        2,801,523
      CAE Inc. ...............................                Aerospace & Defense                 241,390        1,000,489
                                                                                                              -------------
                                                                                                                 3,802,012
                                                                                                              -------------

      GERMANY 1.0%
      Volkswagen AG ..........................                    Automobiles                      36,340        1,599,622
                                                                                                              -------------

      HONG KONG 3.1%
      Bank of East Asia Ltd. .................                 Commercial Banks                    52,240          152,706
      Cheung Kong Holdings Ltd. ..............                    Real Estate                     187,000        1,432,505
      Giordano International Ltd. ............                 Specialty Retail                 1,746,000        1,001,737
      Hutchison Whampoa Ltd. .................             Industrial Conglomerates               358,000        2,409,677
                                                                                                              -------------
                                                                                                                 4,996,625
                                                                                                              -------------

      INDIA 1.0%
      Satyam Computers Services Ltd. .........                    IT Services                     226,810        1,636,429
                                                                                                              -------------

      ISRAEL 1.2%
    b Check Point Software Technologies Ltd. .                     Software                        79,506        1,862,826
                                                                                                              -------------

      ITALY 1.3%
      Eni SpA ................................                     Oil & Gas                      103,098        2,096,071
                                                                                                              -------------

      JAPAN 6.4%
      Denso Corp. ............................                  Auto Components                    72,600        1,529,564
      Hitachi Ltd. ...........................        Electronic Equipment & Instruments          123,000          863,803
      Nippon Telegraph & Telephone Corp. .....      Diversified Telecommunication Services            585        3,074,623
      Sohgo Security Services Co. Ltd. .......          Commercial Services & Supplies             61,400          820,670
      Sony Corp. .............................                Household Durables                   53,100        2,054,614
      Toshiba Corp. ..........................              Computers & Peripherals               394,000        1,810,140
                                                                                                              -------------
                                                                                                                10,153,414
                                                                                                              -------------

      MEXICO 1.0%
      Telefonos de Mexico SA de CV
      (Telmex), L, ADR .......................      Diversified Telecommunication Services         45,277        1,545,757
                                                                                                              -------------

      NORWAY .9%
    b Telenor ASA ............................      Diversified Telecommunication Services        226,000        1,485,791
    b Telenor ASA, 144A ......................      Diversified Telecommunication Services          1,810           11,899
                                                                                                              -------------

                                                                                                                 1,497,690
                                                                                                              -------------

      SINGAPORE 1.1%
      DBS Group Holdings Ltd. ................                 Commercial Banks                   202,000        1,697,728
                                                                                                              -------------



14 |  Semiannual Report

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                INDUSTRY                       SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      SOUTH AFRICA 1.2%
      AngloGold Ltd., ADR ........................              Metals & Mining                    62,341     $  1,958,754
                                                                                                              -------------

      SOUTH KOREA 9.4%
      Bank of Pusan ..............................             Commercial Banks                   190,000        1,105,979
      Dae Duck Electronics Co. Ltd. ..............    Electronic Equipment & Instruments           66,050          672,687
      Halla Climate Control Co. Ltd. .............           Electrical Equipment                   9,130          731,427
      Hana Bank ..................................             Commercial Banks                    42,550          919,284
    b Hana Bank, 144A ............................             Commercial Banks                    32,000          691,354
    b Kookmin Bank ...............................             Commercial Banks                    34,380        1,283,371
      KT Corp., ADR ..............................  Diversified Telecommunication Services         71,834        1,328,929
      LG Electronics Inc. ........................            Household Durables                   35,300        2,142,038
      POSCO ......................................              Metals & Mining                    15,150        1,852,836
      Samsung Electronics Co. Ltd. ...............    Semiconductor Equipment & Products            5,120        2,430,511
      SK Telecom Co. Ltd. ........................    Wireless Telecommunication Services          10,490        1,788,043
                                                                                                              -------------
                                                                                                                14,946,459
                                                                                                              -------------

      SPAIN 1.0%
      Iberdrola SA, Br. ..........................            Electric Utilities                   80,272        1,582,923
                                                                                                              -------------

      SWITZERLAND 3.4%
      Nestle SA ..................................               Food Products                      9,620        2,433,565
      Swiss Reinsurance Co. ......................                 Insurance                       23,520        1,547,321
      UBS AG .....................................              Capital Markets                    20,586        1,463,057
                                                                                                              -------------
                                                                                                                 5,443,943
                                                                                                              -------------

      TAIWAN 1.1%
      Chunghwa Telecom Co. Ltd, ADR ..............  Diversified Telecommunication Services        110,100        1,836,468
                                                                                                              -------------

      THAILAND .7%
    b Bangkok Bank Public Co. Ltd., fgn. .........             Commercial Banks                   439,400        1,076,261
                                                                                                              -------------

      UNITED KINGDOM 13.3%
      Abbey National PLC .........................             Commercial Banks                     4,915           39,440
      Avis Europe PLC ............................                Road & Rail                   1,399,734        2,432,593
      BHP Billiton PLC ...........................              Metals & Mining                   222,350        1,776,355
      BP PLC .....................................                 Oil & Gas                      322,927        2,791,752
      Brambles Industries PLC ....................      Commercial Services & Supplies            597,590        2,225,464
      GlaxoSmithKline PLC ........................              Pharmaceuticals                   101,920        2,109,251
      Pearson PLC ................................                   Media                        209,280        2,442,033
      Shell Transport & Trading Co. PLC ..........                 Oil & Gas                      426,170        2,939,885
      Smiths Group PLC ...........................         Industrial Conglomerates               124,500        1,542,175
      Standard Chartered PLC .....................             Commercial Banks                    83,489        1,279,207
      Weir Group PLC .............................                 Machinery                      314,510        1,590,956
                                                                                                              -------------
                                                                                                                21,169,111
                                                                                                              -------------

      UNITED STATES 12.8%
    a Best Buy Co. Inc. ..........................             Specialty Retail                    31,920        1,731,660
  a,b BMC Software Inc. ..........................                 Software                        72,098        1,247,296
    a Bristol-Myers Squibb Co. ...................              Pharmaceuticals                    78,360        1,966,836
  a,b DirectTV Group Inc. ........................                   Media                        103,490        1,852,471


                                                          Semiannual Report | 15

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                INDUSTRY                       SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
    a Dow Chemical Co. ...........................                 Chemicals                       37,820     $  1,501,076
    a Electronic Data Systems Corp. ..............                IT Services                      78,970        1,444,361
 a,b Gartner Inc., A .............................                IT Services                     204,790        2,445,193
    a Hubbell Inc., B ............................           Electrical Equipment                  47,310        2,126,111
    a Raytheon Co. ...............................            Aerospace & Defense                  89,060        2,873,076
      Temple-Inland Inc. .........................          Containers & Packaging                 20,660        1,276,168
    a Willis Group Holdings Ltd. .................                 Insurance                       54,030        1,961,829
                                                                                                              -------------
                                                                                                                20,426,077
                                                                                                              -------------

      TOTAL COMMON STOCKS (COST $96,474,544) .....                                                             109,862,517
                                                                                                              -------------

                                                                                              ----------------
                                                                                              PRINCIPAL AMOUNT
                                                                                              ----------------

      SHORT TERM INVESTMENTS 28.8%
      UNITED STATES
      U.S. Treasury Bill, .93%, 7/29/04 ..........                                            $35,080,000       34,998,544
      Danske Bank As, 1.00%, 5/03/04 .............                                              5,000,000        5,000,000
      Deutsche Bank Ag, 1.03%, 5/03/04 ...........                                              5,895,000        5,895,000
                                                                                                              -------------

      TOTAL SHORT TERM INVESTMENTS (COST $45,893,439)                                                           45,893,544
                                                                                                              -------------

      TOTAL INVESTMENTS (COST $142,367,983) 97.7%                                                              155,756,061
      SECURITIES SOLD SHORT  (15.1)% .............                                                             (23,964,722)
      OTHER ASSETS, LESS LIABILITIES 17.4% .......                                                              27,679,856
                                                                                                              -------------

      NET ASSETS 100.0%                                                                                       $159,471,195
                                                                                                              =============

                                                                                              ----------------
                                                                                                  SHARES
                                                                                              ----------------

      SECURITIES SOLD SHORT 15.1%
      GERMANY .8%
  b,c DaimlerChrysler AG .........................                Automobiles                      17,630          788,298
    c Deutsche Lufthansa AG ......................                 Airlines                        28,960          464,152
                                                                                                              -------------
                                                                                                                 1,252,450
                                                                                                              -------------

      HONG KONG 1.0%
    c Ishares MSCI Hong Kong Index Fund ..........      Diversified Financial Services            163,600        1,604,916
                                                                                                              -------------

      INDIA .8%
    c Infosys Technologies Ltd., ADR .............                IT Services                      14,900        1,206,453
                                                                                                              -------------

      JAPAN 1.0%
    c Ishares MSCI Japan Index Fund ..............      Diversified Financial Services            156,620        1,588,127
                                                                                                              -------------

      NETHERLANDS .3%
    c Aegon NV ...................................                 Insurance                       36,030          471,647
                                                                                                              -------------

      SOUTH KOREA 1.5%
    c Ishares MSCI South Korea Index Fund ........      Diversified Financial Services             92,060        2,379,751
                                                                                                              -------------

      SWEDEN .9%
    c Hennes & Mauritz AB, B .....................             Specialty Retail                    57,380        1,449,625
                                                                                                              -------------

      UNITED KINGDOM .9%
    c Northern Rock PLC ..........................        Thrifts & Mortgage Finance              107,450        1,415,771
                                                                                                              -------------



16 |  Semiannual Report

Franklin Templeton International Trust

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                INDUSTRY                       SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
      SECURITIES SOLD SHORT (CONT.)
      UNITED STATES 7.9%
    c Circuit City Stores Inc. ...................             Specialty Retail                    67,510     $    788,517
    c Nasdaq 100 .................................      Diversified Financial Services             67,520        2,344,970
    c S&P 500 Depository Receipt .................      Diversified Financial Services             65,130        7,226,824
  b,c Toll Brothers Inc. .........................            Household Durables                   19,710          779,925
     cWalgreen Co. ...............................         Food & Staples Retailing                42,220        1,455,746
                                                                                                              -------------
                                                                                                                12,595,982
                                                                                                              -------------

      TOTAL SECURITIES SOLD SHORT (PROCEEDS $23,737,859)                                                      $ 23,964,722
                                                                                                              -------------




aSee Note 1(e) regarding securities segregated with broker for securities sold short.

bNon-income producing.

cSee Note 1(e) regarding securities sold short.



                     Semiannual Report | See notes to financial statements. | 17

Franklin Templeton International Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)


                                                                               -----------------
                                                                               TEMPLETON GLOBAL
                                                                                LONG-SHORT FUND
                                                                               -----------------
Assets:
 Investments in securities:
  Cost ......................................................................      $142,367,983
                                                                               =================
  Value .....................................................................       155,756,061
 Receivables:
  Investment securities sold ................................................         8,743,812
  Capital shares sold .......................................................           617,935
  Dividends and interest ....................................................           361,664
 Deposits with broker for securities sold short .............................        22,634,033
                                                                               -----------------
      Total assets ..........................................................       188,113,505
                                                                               -----------------
Liabilities:
 Payables:
  Investment securities purchased ...........................................         2,676,713
  Capital shares redeemed ...................................................           524,208
  Affiliates ................................................................           238,912
 Funds advanced by custodian ................................................         1,187,716
 Securities sold short, at value (proceeds $23,737,859) .....................        23,964,722
 Other liabilities ..........................................................            50,039
                                                                               -----------------
      Total liabilities .....................................................        28,642,310
                                                                               -----------------
        Net assets, at value ................................................      $159,471,195
                                                                               -----------------
Net assets consist of:
 Undistributed net investment income ........................................      $    507,248
 Net unrealized appreciation (depreciation) .................................        13,154,004
 Accumulated net realized gain (loss) .......................................        (2,851,194)
 Capital shares .............................................................       148,661,137
                                                                               -----------------
        Net assets, at value ................................................      $159,471,195
                                                                               -----------------
CLASS A:
 Net assets, at value .......................................................      $111,428,202
                                                                               =================
 Shares outstanding .........................................................         9,973,214
                                                                               =================
 Net asset value per share a ................................................            $11.17
                                                                               =================
 Maximum offering price per share (net asset value per share  / 94.25%) .....            $11.85
                                                                               =================
CLASS B:
 Net assets, at value .......................................................      $ 48,042,993
                                                                               =================
 Shares outstanding .........................................................         4,374,509
                                                                               =================
 Net asset value and maximum offering price per share a .....................            $10.98
                                                                               =================




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.





18 |  See notes to financial statements.  |  Semiannual Report

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the six months ended April 30, 2004 (unaudited)


                                                                              ------------------
                                                                              TEMPLETON GLOBAL
                                                                               LONG-SHORT FUND
                                                                              ------------------
Investment income:
 (net of foreign taxes of $131,782)
 Dividends ..................................................................      $ 1,525,812
 Interest ...................................................................          210,073
                                                                              ------------------
      Total investment income ...............................................        1,735,885
                                                                              ------------------
Expenses:
 Management fees (Note 3) ...................................................          372,514
 Administrative fees (Note 3) ...............................................          149,005
 Distribution fees (Note 3)
  Class A ...................................................................          153,123
  Class B ...................................................................          234,929
 Transfer agent fees (Note 3) ...............................................           85,300
 Custodian fees (Note 4) ....................................................           23,000
 Reports to shareholders ....................................................           11,300
 Registration and filing fees ...............................................           14,900
 Professional fees ..........................................................           14,500
 Trustees' fees and expenses ................................................            2,600
 Dividends on securities sold short .........................................          162,166
 Other ......................................................................            1,900
                                                                              ------------------
      Total expenses ........................................................        1,225,237
                                                                              ------------------
      Expenses paid indirectly (Note 4) .....................................             (134)
                                                                              ------------------
        Net expenses ........................................................        1,225,103
                                                                              ------------------
          Net investment income (loss) ......................................          510,782
                                                                              ------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...............................................................       11,396,230
  Securities sold short, (Note 1e) ..........................................       (4,459,849)
  Foreign currency transactions .............................................         (143,044)
                                                                              ------------------
      Net realized gain (loss) ..............................................        6,793,337
Net unrealized appreciation (depreciation) on:
  Investments ...............................................................       (1,577,213)
  Translation of assets and liabilities denominated in foreign currencies ...          (11,741)
  Deferred taxes (Note 1h) ..................................................              479
                                                                              ------------------
      Net unrealized depreciation ...........................................       (1,588,475)
                                                                              ------------------
Net realized and unrealized gain (loss) .....................................        5,204,862
                                                                              ------------------
Net increase (decrease) in net assets resulting from operations .............      $ 5,715,644
                                                                              ==================




                     Semiannual Report | See notes to financial statements. | 19

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended April 30, 2004 (unaudited) and the year ended October 31, 2003


                                                                       ------------------------------------
                                                                       TEMPLETON GLOBAL LONG-SHORT FUND
                                                                       ------------------------------------
                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                        APRIIL 30, 2004   OCTOBER 31, 2003
                                                                       ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .......................................    $    510,782       $ (1,050,685)
  Net realized gain (loss) from investments,
   securities sold short, and foreign
   currency transactions .............................................       6,793,337         (4,753,363)
  Net unrealized appreciation (depreciation)
   on investments, translation of assets and
   liabilities denominated in foreign currencies,
   and deferred taxes ................................................      (1,588,475)        11,702,230
                                                                       ------------------------------------
      Net increase (decrease) in net assets resulting
       from operations ...............................................       5,715,644          5,898,182
 Capital share transactions (Note 2):
  Class A ............................................................      14,356,328        (20,656,773)
  Class B ............................................................         (64,741)        (5,757,977)
                                                                       ------------------------------------
 Total capital share transactions ....................................      14,291,587        (26,414,750)
      Net increase (decrease) in net assets ..........................      20,007,231        (20,516,568)
Net assets:
 Beginning of period .................................................     139,463,964        159,980,532
                                                                       ------------------------------------
 End of period .......................................................    $159,471,195       $139,463,964
                                                                       ------------------------------------
Undistributed net investment income (loss) included in net assets:
 End of period .......................................................    $    507,248       $     (3,534)
                                                                       ------------------------------------




20 |  See notes to financial statements.  |  Semiannual Report

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


TEMPLETON GLOBAL LONG-SHORT FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Long-Short Fund (the Fund) is a separate, diversified series of Franklin Templeton International Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks capital appreciation in up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board Trustees. Short-term securities are valued at amortized cost which approximates current value.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.







                                                          Semiannual Report | 21

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. A gain, limited to the price at which the Fund sold the security short or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.





22 |  Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income, dividends declared on securities sold short, and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to the Fund on a specific identification basis.

H. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.





                                                          Semiannual Report | 23

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class A and Class B. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At April 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                  ---------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                          APRIL 30, 2004                      OCTOBER 31, 2003
                                  ---------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                  ---------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...................   2,496,296      $ 28,105,367           3,128,010      $ 31,123,876
 Shares redeemed ...............  (1,231,964)      (13,749,039)         (5,217,730)      (51,780,649)
                                  ---------------------------------------------------------------------
 Net increase (decrease) .......   1,264,332      $ 14,356,328          (2,089,720)     $(20,656,773)
                                  =====================================================================
CLASS B SHARES:
 Shares sold ...................     344,967      $  3,824,501             670,058      $  6,554,730
 Shares redeemed ...............    (354,313)       (3,889,242)         (1,256,200)      (12,312,707)
                                  ---------------------------------------------------------------------
 Net increase (decrease) .......      (9,346)     $    (64,741)           (586,142)     $ (5,757,977)
                                  =====================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------------------------------
  ENTITY                                                                        AFFILIATION
--------------------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                            Investment manager
  Franklin Templeton Services, LLC (FT Services)                                Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)                          Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services)                 Transfer agent

The Fund pays an investment management fee based on the annual rate of 1.50% (the "Base Fee") of average daily net assets. The Base Fee will be adjusted, on a monthly basis either (i) upward at the rate of 0.01% for each 0.05% that the investment performance of the Fund exceeds the sum of 2.00% plus the investment record of the Morgan Stanley Capital International World Index (the "Index") for the past 12 months, or (ii) downward at the rate of 0.01% for each 0.05% that the record of the Index less 2.00% exceeds the investment performance of the Fund for the past 12 months. Therefore the maximum annual fee payable to Advisers will be 2.50% of average daily net assets and the minimum annual fee will be 0.50%. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of average daily net assets.

The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.





24 |  Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Under a subadvisory agreement, Templeton Global Advisers, Ltd. (TGAL), provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

The Fund reimburses Distributors up to .35% and 1.00% per year of the average daily net assets of Class A and Class B shares, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Distributors has advised the Fund it paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the period of $88,627 and $66,265, respectively.

The Fund paid transfer agent fees of $85,300, of which $52,759 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At April 30, 2004, the cost of investments and securities sold short and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                                         $118,696,005
                                                            -------------
Unrealized appreciation                                     $ 14,965,754
Unrealized depreciation                                       (1,870,420)
                                                            -------------
Net unrealized appreciation (depreciation)                  $ 13,095,334
                                                            -------------

Net investment loss differs for financial statement and tax purposes primarily due to differing treatments of amortization of organization costs and certain dividend payments on short sales.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales and certain dividend payments on short sales.

At October 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains as follows:

Capital loss carryovers expiring in:
  2009                                                        $    2,252
  2010                                                         4,269,614
  2011                                                         5,245,696
                                                              -----------
                                                              $9,517,562
                                                              ===========





                                                          Semiannual Report | 25

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short(excluding short-term securities) for the period ended April 30, 2004 aggregated $84,775,095 and $100,317,343, respectively.


7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Trust's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.





26 |  Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.





                                                          Semiannual Report | 27

Franklin Templeton International Trust

PROXY VOTING POLICIES AND PROCEDURES


TEMPLETON GLOBAL LONG-SHORT FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



28 |  Semiannual Report

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10




1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders as well as select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8.Portfolio of insured municipal securities.

9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                          Not part of the semiannual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
     INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906






WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.




SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL
LONG-SHORT FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

467 S2004 06/04

      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services.  N/A

      Item 5. Audit Committee of Listed Registrants.  N/A

      Item 6. Schedule of Investments.  N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    June 30, 2004